Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
THE GABELLI ASSET FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	8.16%	7.12%	7.24%
THE GABELLI ASSET FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.74%	4.54%	4.67%
THE GABELLI ASSET FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	5.39%	5.33%
THE GABELLI ASSET FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	1.92%	5.86%	6.61%
THE GABELLI ASSET FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	6.35%	6.32%	6.44%
THE GABELLI ASSET FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	8.42%	7.38%	7.51%